Note 6 Notes Payable	6 Months Ended
Jun. 30, 2014
Notes
Note 6 Notes Payable

NOTE 6 NOTES PAYABLE

(a)   $115,000 March 31, 2014 Convertible Notes

On March 31, 2014, the Company issued two convertible notes in the principal amounts of $57,500 each. The notes mature on March 31, 2015, are 8% per annum convertible notes and each includes a 5% original issue discount such that the total proceeds to the Company from issuance of the two notes is $115,000 and the purchase price for each note is $55,000.  At the option of the holder after 180 days, all or any amount of the principal of the note then outstanding may be converted into shares of the Company’s common stock.  The conversion price for each share is 70% of the average of the 3 lowest closing bid prices for twenty prior trading days.  Interest shall be paid by the Company in common stock.

The Company recorded a derivative liability of $84,506 from the variable conversion pricing of the convertible note and recorded accretion expense of $42,723 relating to the derivative liability from variable conversion pricing during the six months ended June 30, 2014.  At June 30, 2014, the derivative liability from variable conversion pricing was revalued and the Company recorded a gain on revaluation of $27,019.

(b)           $100,000 May 8, 2014 Convertible Note

On May 8, 2014, the Company issued a 12% convertible note in exchange for cash received of $100,000.  The Company must pay 12% interest per annum on the unpaid principal balance, and the principal balance is due on November 8, 2014.  Upon maturity date, the note has a cash redemption premium of 130% of the principal amount.  The note may be converted to stock at a conversion price equal to 45% discount to the average of the three lowest trades on the previous ten trading days to the date of conversion.

The Company recorded a derivative liability of $129,359 from the variable conversion pricing of the convertible note and recorded accretion expense of $37,261 relating to the derivative liability from variable conversion pricing during the six months ended June 30, 2014. As the amount of derivative liability was in excess of the principal amount of the note, the Company recorded a charge on the statement of operations of $29,359 for the six months ending June 30, 2014.  At June 30, 2014, the derivative liability from variable conversion pricing was revalued and the Company recorded a loss on revaluation of $28,333.

(c)           $1,105,000 June 4, 2014 Convertible Note

On June 4, 2014, the Company issued a 10% secured convertible promissory note in the principal amount of $1,105,000. The Company must pay 10% interest per annum on the unpaid principal balance which is due November 4, 2015.  The purchase price for the note is $1,000,000, computed as $1,105,000 original principal balance, less the original issue discount (“OID”) of $100,000, less the transaction cost.  On the closing date, the investor shall pay the purchase price to the Company by delivering the following at closing:

a)    The initial cash purchase price of $170,000 and $15,000 of the OID (received)

b)    Secured investor note #1 in the principal amount of $85,000 and $8,500 of the OID

c)     Secured investor note #2 in the principal amount of $85,000 and $8,500 of the OID

d)    Secured investor note #3 in the principal amount of $85,000 and $8,500 of the OID

e)     Secured investor note #4 in the principal amount of $85,000 and $8,500 of the OID

f)     Investor note #5 in the principal amount of $85,000 and $8,500 of the OID

g)     Investor note #6 in the principal amount of $85,000 and $8,500 of the OID

h)    Investor note #7 in the principal amount of $85,000 and $8,500 of the OID

i)      Investor note #8 in the principal amount of $85,000 and $8,500 of the OID

j)     Investor note #9 in the principal amount of $85,000 and $8,500 of the OID

k)    Investor note #10 in the principal amount of $85,000 and $8,500 of the OID

The conversion price for each lender conversion shall be $1.65.  Lender has the right at any time after the purchase price date to convert all or any part of the outstanding balance into shares of common stock. During the six months ended June 30, 2014, the Company received the first tranche of $170,000 less transaction cost.

As the conversion price at the date of issuance of the note was less than the Company’s market trading price of $2.04 on June 4, 2014, the Company recorded a beneficial conversion feature of $41,212 against additional paid-in capital and recorded accretion expense of $2,065 for the six months ended June 30, 2014.

(d)           $1,500,000 June 25, 2014 Convertible Note

On June 25, 2014, the Company entered into a Securities Purchase Agreement (the “Agreement”) with a single accredited investor (the “Investor”) in a private placement pursuant to which the Investor purchased a 5% Convertible Note with a face amount of $1,500,000 for a purchase price of $1,000,000  (the “Note”).  The Note bears interest at a rate of 5% per annum and is payable one year after the date of the issuance.  The Company may pay interest due either in cash or, at its option, through freely tradable stock.  The Note will be convertible at the option of the Investor at any time into shares of the Company’s common stock at a conversion price equal to the less of (i) $1.90 and (ii) 70% (60% in the event of default) of the average of the two lowest volume-weighted-average-price of the Common Stock during the 12 consecutive trading days immediately preceding the applicable conversion date.  All or part of the then remaining principal amount of the Note may be prepaid at any time at a price equal to 125% of the sum of the remaining principal amount of the Note to be prepaid plus all accrued and unpaid interest thereon.  The principal amount of the Note will be reduced by $500,000 if the shares of Common Stock underlying the Note are registered for public resale pursuant to an effective registration statement by August 24, 2014. As at June 30, 2014, the carrying amount of this Convertible Note is $19,666.73, net of a $500,000 original issuer discount.

In connection with the Agreement, the Investor received a warrant to purchase 297,832 shares of common stock, exercisable for a period of 5 years from the date of issuance at exercise price of $2.15, subject to adjustment.  If a registration statement is not effective for the resale by the Holder of all of the Warrant Shares, the Investor may exercise the warrant on a “cashless” basis. The conversion price of the Note and the exercise price of the Warrant are subject to “full ratchet” anti-dilution adjustment for subsequent lower price issuances by the Company, as well as customary adjustments provisions for stock splits, stock dividends, recapitalizations and the like.  During the six months ended June 30, 2014, the Company recorded $404,288 as a derivative liability on the issuance of these warrants.  At June 30, 2014, the derivative liability from the issuance of warrants was revalued, resulting in a loss on revaluation of derivative liability of $50,514.  During the six months ended June 30, 2014, the Company recorded accretion expense of $2,684 on the derivative liability of these warrants.

The Company recorded a derivative liability of $1,164,745 from the variable conversion pricing of the convertible note and recorded accretion expense of $15,955 relating to the derivative liability from variable conversion pricing during the six months ended June 30, 2014.  As the amount of derivative liability was in excess of the principal amount of the note, the Company recorded a charge on the profit and loss of $360,672 for the six months ending June 30, 2014.  At June 30, 2014, the derivative liability from variable conversion pricing was revalued and the Company recorded a loss on revaluation of $191,855.